Stockholders’ Equity (Details Narrative) - $ / shares			3 Months Ended	12 Months Ended
	Oct. 31, 2023	May 10, 2023	Mar. 31, 2024	Dec. 31, 2023	May 11, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common Stock, Shares Authorized				4,000,000,000		4,000,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001		$ 0.001
Preferred Stock, Shares Authorized				100,000,000		100,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001		$ 0.001
Common Stock, Shares, Outstanding		125,073,621		10,000,000	3,877,282,251	70,496,041
Preferred Stock, Shares Outstanding				60,496,041	0	0
Stockholders' Equity, Reverse Stock Split	1 for 55
Preferred Stock, Convertible, Shares Issuable	60,496,041
Common Stock, Conversion Basis			Series A Convertible Preferred Shares, reducing its ownership of the Company’s Common Stock from approximately 88% to approximately 12%.	Series A Convertible Preferred Shares, reducing its ownership of the Company’s Common Stock from approximately 88% to approximately 12%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				10,574,000
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding				3,877,282,251
Conversion of Stock, Shares Issued				70,496,041
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Shares Issuable	60,496,041
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		4,000,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Voting Rights		Each share of Common Stock when issued, shall have one (1) vote on all matters presented to the stockholders.
Preferred Stock, Shares Authorized		100,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Board Of Directors [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding				10,000,000		3,877,282,251
Preferred Stock, Shares Outstanding				60,496,041		0